CONSOLIDATED STATEMENT OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands		Total	Convertible Preferred Stock	Common Stock		Common Stock IPO	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance at beginning of period (in shares) at Dec. 31, 2013			57,959	10,848	[1]
Increase (Decrease) in Shares
Issuance of stock (in shares)			8,371	2	[1]
Repurchase and retirement of common stock (in shares)	[1]			(686)
Exercise of common stock options (in shares)	[1]			2
Balance at end of period (in shares) at Dec. 31, 2014			66,330	10,166	[1]
Balance at beginning of period at Dec. 31, 2013			$ 7,647
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series B convertible preferred stock			20,350
Balance at end of period at Dec. 31, 2014			$ 27,997
Balance at beginning of period at Dec. 31, 2013		$ (5,687)					$ 396	$ (6,083)
Increase (Decrease) in Stockholders' Equity (Deficit)
Repurchase and retirement of common stock		(561)					(20)	(541)
Exercise of common stock options		1					1
Stock-based compensation		111					111
Net income		5						5
Balance at end of period at Dec. 31, 2014		(6,131)					488	(6,619)
Increase (Decrease) in Shares
Issuance of stock (in shares)	[1]			7
Exercise of common stock options (in shares)	[1]			711
Balance at end of period (in shares) at Dec. 31, 2015			66,330	10,884	[1]
Increase (Decrease) in Convertible Preferred Stock
Modification to Series B participation rights			$ (3,793)
Balance at end of period at Dec. 31, 2015		24,204	$ 24,204
Increase (Decrease) in Stockholders' Equity (Deficit)
Modification to Series B participation rights		3,793						3,793
Exercise of common stock options		166					166
Stock-based compensation		385					385
Net income		15,929						15,929
Balance at end of period at Dec. 31, 2015		14,142					1,039	13,103
Increase (Decrease) in Shares
Issuance of stock (in shares)	[1]					4,667
Repurchase and retirement of common stock (in shares)	[1]			(189)
Exercise of common stock options (in shares)	[1]			785
Conversion of convertible preferred stock to Class B common stock in connection with IPO (in shares)			(66,236)	22,079	[1]
Net exercise of warrant to purchase Class B common stock (in shares)	[1]			449
Issuance of common stock under employee stock purchase plan (in shares)	[1]			276
Grants of restricted stock awards(in shares)	[1]			180
Balance at end of period (in shares) at Dec. 31, 2016	[1]			39,131
Increase (Decrease) in Convertible Preferred Stock
Issuance of Series B convertible preferred stock			$ 59,871
Reclassification of preferred stock warrant liability upon net exercise of warrant			3,789
Repurchase of convertible preferred stock			(4,623)
Conversion of convertible preferred stock to Class B common stock in connection with IPO			$ (83,241)
Increase (Decrease) in Stockholders' Equity (Deficit)
Repurchase and retirement of common stock		(2,362)						(2,362)
Exercise of common stock options		488					488
Issuance of Class A common stock upon IPO, net of underwriters' commissions and offering costs of $10,366		73,634					73,634
Stock-based compensation		5,144					5,144
Repurchase of convertible preferred stock		(47,209)					(1,168)	(46,041)
Conversion of convertible preferred stock to Class B common stock in connection with IPO		83,241					83,241
Conversion of warrant for convertible preferred stock to a warrant for Class B common stock in connection with IPO		12,596					12,596
Net exercise of warrant to purchase Class B common stock		0		$ 0	[1]		0	0
Issuance of common stock under employee stock purchase plan		4,224					4,224
Grants of restricted stock awards		0		$ 0	[1]		0	0
Net income		20,482						20,482
Balance at end of period at Dec. 31, 2016		$ 164,380					$ 179,198	$ (14,818)

[1]	See Note 9-Capitalization for discussion of the establishment of the Company's two classes of common stock and the reclassification of its common stock into Class B common stock prior to the Company's IPO in September 2016.